Related party transactions (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Amounts payable, related party transactions	$ 1,943	$ 2,284
Key management personnel compensation, short-term employee benefits	272,702	205,059
Key management personnel compensation, stock-based compensation	473,963	355,333
Office sublease income	$ 28,147	$ 28,147